Employee benefits - Projected benefit payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2020	$ 48,161
2021	45,152
2022	45,295
2023	45,498
2024	45,696
2025- 2029	228,701
OPEB Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2020	6,515
2021	6,510
2022	6,661
2023	6,843
2024	7,057
2025- 2029	$ 38,483